Stock Options (Details Textual) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 25, 2014	Oct. 14, 2014	Mar. 24, 2014	Oct. 31, 2009	Jan. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted			$ 68,800
Share-based Compensation	13,200	231,000	299,700	49,805
Remaining Contractual Life	2 years 4 months 24 days		2 years 6 months
Aggregate Intrinsic value of the options exercised			21,666
Unrecognized compensation cost related to non-vested options	$ 220,596		$ 130,400
weighted average grant date fair value of options granted	$ 0.06		$ 0.06
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Option Issued To Purchase Common Stock					180,000
Two Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Option Issued To Purchase Common Stock						180,000
Officer and Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Option Issued To Purchase Common Stock							250,000
2007 Omnibus Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for issuance (in shares)								4,200,000	2,100,000